Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents		$ 8,682,809	$ 8,703,667
Restricted cash		135,607	374,824
Notes receivable			177,663
Accounts receivable, net		6,751,545	23,971,889
Prepayments		7,279,898	6,595,391
Prepayments – related parties		65,847	64,908
Inventories		12,565,337	4,700,910
Prepaid expenses and other current assets, net		7,659,836	5,312,956
Total current assets		43,140,879	49,902,208
Property and equipment, net		94,513	130,105
Intangible assets, net		4,443,690	5,648,474
Operating lease right of use assets, net		643,933	700,108
Deferred tax assets, net		7,321,373	3,078,958
Goodwill			1,425,485
Other non-current assets, net		449,778	317,707
Total non-current assets		12,953,287	11,300,837
TOTAL ASSETS		56,094,166	61,203,045
Current liabilities
Short-term borrowings		9,771,623	8,531,484
Accounts payable		9,478,895	10,059,514
Contract liabilities		16,189,160	9,076,583
Income tax payable		1,537,302	1,567,744
Deferred revenue		1,286,603	874,524
Operating lease liabilities, current		321,388	124,512
Accrued expenses and other liabilities		2,226,038	5,344,323
Total current liabilities		41,126,569	35,694,272
Convertible notes payable		4,692,105
Deferred tax liabilities		494,725	593,055
Operating lease liabilities, non-current		315,095	503,847
Total non-current liabilities		5,501,925	1,096,902
Total Liabilities		46,628,494	36,791,174
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	[1]	136,595,192	133,091,187
Statutory reserve		1,117,828	1,117,828
Accumulated deficit		(122,305,297)	(106,197,907)
Accumulated other comprehensive loss		(2,487,995)	(2,708,945)
Total shareholders’ equity attributable to Baijiayun Group Ltd		12,922,028	25,304,089
Non-controlling interests		(3,456,356)	(892,218)
Total shareholders’ equity		9,465,672	24,411,871
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		56,094,166	61,203,045
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	1,704	1,330
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	596	596
Related Party
Current liabilities
Accounts payable – related parties		198,301
Due to related parties		$ 117,259	$ 115,588

[1]	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.